Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
401(k) Savings Plan
Fair Value Measurements
Schedule of fair values of the Plan's investments by asset class

		Fair Value Measurements
December 31, 2025	Total	Level 1	Level 2	Level 3
Investments:
Money market funds	$18,335,191	$18,335,191	$—	$—
Mutual funds	136,551,822	136,551,822	—	—
Caleres, Inc. common stock	9,854,998	9,854,998	—	—
Total	$164,742,011	$164,742,011	$—	$—
Collective Investment Trusts measured at NAV(1)	121,363,860	—	—	—
Total Investments	$286,105,871	$164,742,011	$—	$—

(1)	Collective Investment Trusts that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in investments in the Statements of Net Assets Available for Benefits.

		Fair Value Measurements
December 31, 2024	Total	Level 1	Level 2	Level 3
Investments:
Money market funds	$17,068,052	$17,068,052	$—	$—
Mutual funds	235,424,886	235,424,886	—	—
Caleres, Inc. common stock	19,898,467	19,898,467	—	—
Total investments	$272,391,405	$272,391,405	$—	$—